Income Taxes - Schedule of Taxable Income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 1,751,349
Adjustment for differences in provincial income tax pools	(137,255)	[1]
Combined federal and provincial income tax pools	1,614,094
Undepreciated capital cost [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 196,095
Undepreciated capital cost [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	7.00%
Undepreciated capital cost [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	55.00%
Canadian oil and gas property expenditures [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 12,910
Canadian oil and gas property expenditures [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	10.00%
Canadian oil and gas property expenditures [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	10.00%
Canadian development expenditures [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 84,670
Canadian development expenditures [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	30.00%
Canadian development expenditures [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	30.00%
Non-capital and other losses carried forward [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 1,414,419	[2]
Non-capital and other losses carried forward [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	100.00%	[2]
Non-capital and other losses carried forward [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	100.00%	[2]
Other [Member]
Schedule of Taxable Income [Line Items]
Total federal income tax pools, Amount	$ 43,255
Other [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	Various
Other [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization, Percentage	Various

[1]	Provincial non-capital losses carried forward are approximately $396.9 million less than federal non-capital losses.
[2]	Other losses include restricted interest and finance expenses that are fully deductible against eligible income.